COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosures of commitments [Abstract]
Schedule of Non-cancellable Lease Commitments Not Capitalized
Non-cancellable lease commitments relating to the future aggregate minimum lease payments under non-cancellable leases still recognized as expense are presented below:

	At December 31,
(in millions of Euros)	2023	2022
Less than 1 year	4	3
1 to 5 years	6	9
More than 5 years	—	—
Total non-cancellable minimum lease payments	10	12